ON Bristol Growth Portfolio
ON BlackRock Advantage Large Cap Growth Portfolio<br/><br/>(formerly ON Bristol Growth Portfolio)
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Bristol Growth Portfolio ON Bristol Growth Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Bristol Growth Portfolio ON Bristol Growth Portfolio
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.10%
Total Annual Fund Operating Expenses	0.76%

Example.
This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ON Bristol Growth Portfolio | ON Bristol Growth Portfolio | USD ($)	78	243	422	942

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 269% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in common stocks of large capitalization growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous 12 months). As of December 31, 2018, the capitalization range of the Russell 1000® Growth Index was between $913.37 million and $785.03 billion. From time to time the Portfolio may also have substantial positions in securities of foreign companies. In addition, from time to time the Portfolio may also have substantial positions in a particular sector of the economy. The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.
Principal Risks
There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2007 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC (“Suffolk”) using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 16.59%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -21.83%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.
Average Annual Total Returns<br/>As of December 31, 2018
Average Annual Total Returns - ON Bristol Growth Portfolio	1 Year	5 Years	10 Years
ON BlackRock Advantage Large Cap Growth Portfolio(formerly ON Bristol Growth Portfolio)	(14.88%)	7.09%	13.09%
Russell 1000® Growth Index	(1.51%)	10.40%	15.29%